Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the JNL/Nicholas Convertible Arbitrage Fund (the “Fund”) is to seek absolute return.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	JNL/Nicholas Convertible Arbitrage Fund
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.52%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	1.58%	[3]
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or the "Adviser"). The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period are 0.34%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.
[3]	Expense information has been restated to reflect current fees.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
JNL/Nicholas Convertible Arbitrage Fund | USD ($)	161	499	860	1,878

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

Portfolio Turnover, Rate	113.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund’s investment strategy focuses on taking long positions in convertible bonds and short positions in common stock underlying those convertible bonds.  In seeking to identify potential investments, Nicholas Investment Partners, L.P., the Fund’s sub-adviser (the “Sub-Adviser”), implements an investment approach that focuses on individual issuers, particularly small- and mid-capitalization issuers, through a combination of traditional credit analysis and fundamental and quantitative equity research.

The Fund may gain exposure to convertible securities through “synthetic” means, including Equity-Linked Notes (“ELNs”).   The ELNs in which the Fund expects to invest typically will be unsecured senior bonds with returns linked to underlying equity securities (e.g., a single stock or basket of stocks) selected by the Sub-Adviser.  Similar to the Sub-Adviser’s investment strategy with respect to convertible securities, the Sub-Adviser generally will hedge the Fund’s investments in ELNs and other synthetic convertible securities by taking short positions in shares of the underlying equity exposure.  Under normal market conditions, the Fund’s exposure to ELNs would typically not exceed 10% of the Fund’s total market value.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The principle risks of investing in the Fund include:

•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Short sales risk – The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices that have investment characteristics similar to those of the Fund.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Best Quarter (ended 3/31/2015): 2.16%; Worst Quarter (ended 9/30/2015): -2.79%
Highest Quarterly Return, Label	Best Quarter
Highest Quarterly Return, Date	Mar. 31, 2013
Highest Quarterly Return	2.16%
Lowest Quarterly Return, Label	Worst Quarter
Lowest Quarterly Return, Date	Sep. 30, 2015
Lowest Quarterly Return	(2.79%)
Performance Table Heading	Average Annual Total Returns as of December 31, 2015
Performance [Table]
Average Annual Total Returns - JNL/Nicholas Convertible Arbitrage Fund		1 Year	Life of Fund	Inception Date
JNL/Nicholas Convertible Arbitrage Fund		(2.96%)	0.46%	Feb. 06, 2012
Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.05%	0.07%	Feb. 06, 2012
Credit Suisse Convertible Arbitrage Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	[1]	0.81%	2.19%	Feb. 06, 2012
[1]	The Credit Suisse Convertible Arbitrage Hedge Fund Index since inception annualized return data are only available for monthly periods. The since inception annualized return for the Index begins on February 29 , 2012, the closest available date to the Fund's inception. The Fund's performance for the period beginning on February 29, 2012 was 0.54%.